Business combinations (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 17, 2020 CAD ($)
Net assets acquired
Restricted cash	$ 3		$ 1,394
Inventories		$ 573
Other assets	57		156
Current portion of lease obligation	(380)		(367)
Lease obligation	(789)		(1,080)
Summary of purchase consideration
Holdback payable			$ 1,876
Marley Drug Inc [Member]
Net assets acquired
Cash and cash equivalents				$ 542
Restricted cash	$ 3			20
Accounts receivable				104
Inventories				215
Prepaid expenses				22
Property and equipment, including right of use asset				664
Pharmacy licenses				1,183
Customer lists				4,860
Brand name				495
Goodwill				2,991
Other assets				131
Accounts payable and accrued liabilities				(416)
Current portion of lease obligation				(98)
Lease obligation				(455)
Net assets acquired				10,258
Summary of purchase consideration
Net cash paid				6,407
Holdback payable				1,878
Contingent consideration				1,973
Purchase consideration				$ 10,258